Contract Liabilities - Summary of Movements in Contract Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Contract Liabilities [Abstract]
Balance	$ 324,059	$ 297,593
Advance received/due for payment	75,000	85,217
Transferred to revenue	(75,676)	(57,261)
Exchange realignment	6,702	(1,490)
Balance	$ 330,085	$ 324,059